Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Current tax (expense) Hong Kong profits tax and the PRC EIT | $	$ 0		$ (33)		$ (45)
Income tax expense | $	0		(33)		(45)
Total deferred tax expense / (credit) | $	(27)		(39)		0
Deferred tax (expenses) Hong Kong and the PRC | $	(27)		(39)		0
Total (expense) | $	27		72		45
Total (expense) | $	$ (27)		$ (72)		$ (45)
ZHEJIANG TIANLAN [Member]
Income tax expense | ¥		¥ 813		¥ 3,275		¥ 7,340
Current tax expense / (credit) PRC EIT | ¥		813		3,275		7,340
Deferred tax expense / (credit) | ¥		74		(2,910)		8,729
Total deferred tax expense / (credit) | ¥		74		(2,910)		8,729
Total (expense) | ¥		887		365		16,069
Total (expense) | ¥		¥ (887)		¥ (365)		¥ (16,069)